9. Income Taxes: Schedule of Effective Income Tax Rate Reconciliation (Tables)	12 Months Ended
Dec. 31, 2016
Tables/Schedules
Schedule of Effective Income Tax Rate Reconciliation

Income tax recovery

	Year ended December 31, 2016	Year ended December 31, 2015
	$	$
Net loss for the year before income taxes	(7,280,831)	(5,185,852)

Expected income tax recovery from net loss	(1,128,529)	(803,807)
Non-deductible expenses	618,900	462,915
Other temporary differences	(7,138)	(2,859)
Change in valuation allowance	516,767	343,751
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